UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2006    (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Value Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 95.8%
Consumer Discretionary - 21.7%
Comcast Corp., Special Class A*	66,500	[2]	$1,736,980
Dollar Tree Stores, Inc.*	70,400	[2]	1,947,968
Gannett Co., Inc.	41,850		2,507,652
Gap, Inc., The	70,500		1,316,940
Jarden Corp.*	44,900	[2]	1,474,965
Jones Apparel Group, Inc.	53,500	[2]	1,892,295
Mattel, Inc.	79,400		1,439,522
Office Depot, Inc.*	23,870		888,919
Pacific Sunwear of California, Inc.*	77,800	[2]	1,724,048
Pulte Homes, Inc.	21,920	[2]	842,166
Rent-A-Center, Inc.*	51,400	[2]	1,315,326
Time Warner, Inc.	105,100	[2]	1,764,629
Yum! Brands, Inc.	5,930		289,740
Total Consumer Discretionary			19,141,150
Consumer Staples - 1.5%
CVS Corp.	44,700		1,335,189
Energy - 7.7%
ChevronTexaco Corp.	52,800	[2]	3,060,816
ConocoPhillips Co.	35,130	[2]	2,218,460
Devon Energy Corp.	25,600		1,565,952
Total Energy			6,845,228
Financials - 29.9%
ACE, Ltd.	33,050	[2]	1,718,931
Allstate Corp., The	21,100		1,099,521
American International Group, Inc.	58,420		3,860,978
Bank of America Corp.	83,700		3,811,698
Chubb Corp.	10,230		976,351
Citigroup, Inc.	77,241		3,648,865
Fannie Mae Co.	35,300		1,814,420
Goldman Sachs Group, Inc.	7,100	[2]	1,114,416
MBIA, Inc.	28,700	[2]	1,725,731
Merrill Lynch & Co., Inc.	35,000		2,756,600
Morgan Stanley Co.	22,820		1,433,552
North Fork Bancorporation, Inc.	30,400	[2]	876,432
Washington Mutual, Inc.	35,800	[2]	1,525,796
Total Financials			26,363,291
Health Care - 7.0%
Abbott Laboratories Co.	30,600		1,299,582
HCA, Inc.	24,040	[2]	1,100,792
Pfizer, Inc.	116,500		2,903,179
WellPoint, Inc.*	11,390		881,928
Total Health Care			6,185,481
Industrials - 10.1%
Career Education Corp.*	24,300	[2]	916,839
Cendant Corp.	64,210		1,114,044
Emerson Electric Co.	13,600		1,137,368
General Electric Co.	39,375		1,369,462
Honeywell International, Inc.	21,100		902,447
Pitney Bowes, Inc.	30,900		1,326,537
Tyco International, Ltd.	40,600	[2]	1,091,328
United Technologies Corp.	18,700		1,084,039
Total Industrials			8,942,064
Information Technology - 6.7%
Dell, Inc.*	29,430		875,837

Managers Value Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology (continued)
First Data Corp.	18,690	[2]	$875,066
International Business Machines Corp.	10,680		880,780
Nokia Corp., Sponsored ADR	105,700	[2]	2,190,103
Xerox Corp.*	73,710	[2]	1,120,392
Total Information Technology			5,942,178
Materials - 5.8%
E.I. du Pont de Nemours & Co., Inc.	40,000		1,688,400
Pactiv Corp.*	69,700		1,710,438
PPG Industries, Inc.*	27,000		1,710,450
Total Materials			5,109,288
Telecommunication Services - 3.9%
Sprint Nextel Corp.	51,217	[2]	1,323,447
Verizon Communications, Inc.	61,300	[2]	2,087,878
Total Telecommunication Services			3,411,325
Utilities - 1.5%
Exelon Corp.	24,600		1,301,340
Total Common Stocks (cost $68,543,026)			84,576,534
Short-Term Investments- 38.4%
Other Investment Companies - 37.0%[1]
Bank of New York Institutional Cash Reserves Fund, 4.84%[3]	28,293,207		28,293,207
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%	4,335,283		4,335,283
Total Other Investment Companies			32,628,490

	Principal Amount
Other Short-Term Investments - 1.4%[3]
Goldman Sachs Promissory Note, 4.91%, 07/21/06	$1,251,672		1,251,672
Total Short-Term Investments (cost $33,880,162)			33,880,162
Total Investments - 134.2% (cost $102,423,188)			118,456,696
Other Assets, less Liabilities- (34.2)%			(30,171,627)
Net Assets - 100.0%			$88,285,069

Managers Capital Appreciation Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 97.6%
Consumer Discretionary - 11.5%
Bed Bath & Beyond, Inc.*	24,530		$941,952
DreamWorks Animation SKG, Inc.*	54,411	[2]	1,439,171
Harrah’s Entertainment, Inc.	15,655		1,220,464
Lowe’s Co., Inc.	17,540		1,130,277
Ross Stores, Inc.	46,636		1,361,305
Staples, Inc.	45,955		1,172,772
XM Satellite Radio Holdings, Inc.*	46,640	[2]	1,038,673
Total Consumer Discretionary			8,304,614
Consumer Staples - 2.9%
Procter & Gamble Co.	36,838		2,122,606
Energy - 9.9%
ENSCO International, Inc.	31,422	[2]	1,616,662
Halliburton Co.	9,562	[2]	698,217
Schlumberger, Ltd.	24,055	[2]	3,044,641
Weatherford International, Ltd.*	38,765		1,773,499
Total Energy			7,133,019
Financials - 9.4%
American International Group, Inc.	28,780		1,902,070
CB Richard Ellis Group, Inc.*	18,951	[2]	1,529,346
Goldman Sachs Group, Inc.	9,245	[2]	1,451,095
Merrill Lynch & Co., Inc.	24,675	[2]	1,943,403
Total Financials			6,825,914
Health Care - 34.2%
Amgen, Inc.*	23,634	[2]	1,719,374
Cardinal Health, Inc.	26,070	[2]	1,942,736
Caremark Rx, Inc.*	39,066		1,921,266
Cephalon, Inc.*	9,434	[2]	568,399
Genentech, Inc.*	25,840	[2]	2,183,738
Genzyme Corp.*	18,595		1,249,956
Gilead Sciences, Inc.*	38,765		2,411,958
McKesson Corp.	33,414		1,741,872
Medtronic, Inc.	30,467		1,546,200
MGI Pharmaceuticals, Inc.*	53,995	[2]	944,913
Novartis AG, Sponsored ADR	32,760		1,816,214
Omnicare, Inc.	18,051	[2]	992,624
Shire Pharmaceuticals PLC	37,559	[2]	1,746,118
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	51,790	[2]	2,132,712
UnitedHealth Group, Inc.	32,040		1,789,754
Total Health Care			24,707,834
Industrials - 6.5%
General Electric Co.	88,865		3,090,725
UTI Worldwide, Inc.	50,238	[2]	1,587,521
Total Industrials			4,678,246
Information Technology - 23.2%
Applied Materials, Inc.	37,185	[2]	651,109
Autodesk, Inc.	40,393		1,555,938
BEA Systems, Inc.*	113,932		1,495,927
Brocade Communications Systems, Inc.*	115,925		774,379
Google Inc.*	5,933		2,313,870
Marvell Technology Group Ltd.*	29,935	[2]	1,619,484
Maxim Integrated Products, Inc.	31,305	[2]	1,162,981
Microsoft Corp.	34,581		940,949
Network Appliance, Inc.*	45,146	[2]	1,626,610

Managers Capital Appreciation Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology (continued)
QUALCOMM, Inc.	57,460	[2]	$2,908,051
Yahoo!, Inc.*	54,157	[2]	1,747,105
Total Information Technology			16,796,403
Total Common Stocks (cost $60,702,897)			70,568,636
Short-Term Investments - 30.0%[1]
Other Investment Companies - 28.3%
Bank of New York Institutional Cash Reserves Fund, 4.84%[3]	18,180,201		18,180,201
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%	2,279,282		2,279,282
Total Other Investment Companies			20,459,483

	Principal Amount
Other Short-Term Investments - 1.7%[3]
Goldman Sachs Promissory Note, 4.91%, 07/21/06	$1,251,672		1,251,672
Total Short-Term Investments (cost $21,711,155)			21,711,155
Total Investments - 127.6% (cost $82,414,052)			92,279,791
Other Assets, less Liabilities- (27.6)%			(19,996,960)
Net Assets - 100.0%			$72,282,831

Managers Small Company Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 94.6%
Consumer Discretionary - 12.8%
1-800-FLOWERS.COM, Inc.*	6,575		$46,683
Arbitron, Inc.	4,130		139,677
BJ’s Restaurants, Inc. *	4,200 2		113,400
Carter’s, Inc.*	3,275		221,030
Coldwater Creek, Inc.*	12,430	[2]	345,553
Entravision Communications Corp.*	33,450		306,402
GameStop Corp.*	6,575	[2]	309,946
Getty Images, Inc.*	1,525	[2]	114,192
Harman International Industries, Inc.	875		97,239
Insight Enterprises, Inc.*	15,875		349,408
Life Time Fitness, Inc.*	2,150		100,728
MarineMax, Inc.*	6,350	[2]	212,852
Michaels Stores, Inc.	4,625		173,808
O’Reilly Automotive, Inc.*	3,725	[2]	136,186
Penn National Gaming, Inc.*	3,400	[2]	143,412
Rare Hospitality International, Inc.*	6,450	[2]	224,654
Red Robin Gourmet Burgers, Inc.*	5,850	[2]	276,120
Ruby Tuesday, Inc.	11,150	[2]	357,691
Service Corp. International	52,250	[2]	407,549
Steak n Shake Co., The*	2,825		59,608
Toro Co.	6,550		312,762
Tractor Supply Co.*	4,300	[2]	285,262
Total Consumer Discretionary			4,734,162
Consumer Staples - 3.3%
Boston Beer Co., Inc.*	6,960		181,030
Central European Distribution Corp.*	3,701	[2]	142,303
Elizabeth Arden, Inc.*	7,800		181,896
Performance Food Group Co.*	9,900	[2]	308,781
Revlon, Inc., Class A*	133,700	[2]	422,492
Total Consumer Staples			1,236,502
Energy - 10.4%
Atwood Oceanics, Inc. *	1,800		181,818
Buckeye Partners LP.	8,500		363,035
Core Laboratories N.V.*	4,650		221,108
Delta Petroleum Corp.*	6,675	[2]	140,309
Duvernay Oil Corp.	3,400	[2]	120,530
Niko Resources, Ltd.	4,700		237,444
OMI Corp.	20,500	[2]	369,410
Parallel Petroleum Corp.*	10,925		201,566
Seacor Holdings, Inc.*	5,200		411,840
TEPPCO Partners L.P.	7,700		279,433
Tidewater, Inc.	4,025		222,301
TODCO Class A	9,500		374,395
Ultra Petroleum Corp.*	7,425		462,651
Valero LP	5,500	[2]	278,575
Total Energy			3,864,415
Financials - 5.1%
Boston Private Financial Holdings, Inc.	3,275	[2]	110,662
Brookline Bancorp, Inc.	20,300		314,447
First State Bancorporation.	120		3,187
Firstcity Financial Corp.*	6,450		76,820
IPC Holdings, Ltd.	5,550		155,678
Signature Bank*	11,050	[2]	360,120
Tejon Ranch Co.*	1,650		80,636

Managers Small Company Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Financials (continued)
Texas Regional Bancshares, Inc., Class A	11,935		$351,963
Ventas, Inc.	12,950	[2]	429,680
Total Financials			1,883,193
Health Care - 9.4%
Amedisys, Inc.*	2,400	[2]	83,400
Analogic Corp.	3,600		238,320
Connetics Corp.*	10,425		176,495
Covance, Inc.*	6,450		378,938
Endo Pharmaceuticals Holdings, Inc.*	14,150		464,262
Gentiva Health Services, Inc.*	7,380		134,390
Lifepoint Hospitals, Inc.*	520		16,172
Martek Biosciences Corp.*	2,300	[2]	75,509
PSS World Medical, Inc.*	15,025	[2]	289,832
Resmed, Inc.*	6,875		302,363
Respironics, Inc.*	8,375		325,871
Rural/Metro Corp.*	30,150		237,582
Sonosite, Inc.*	7,700	[2]	312,928
The Cooper Companies, Inc.	2,675	[2]	144,530
United Surgical Partners International, Inc.*	8,325	[2]	294,788
Total Health Care			3,475,380
Industrials - 22.2%
Actuant Corp., Class A	11,535	[2]	706,172
Aeroflex, Inc. *	18,750		257,438
Alliant Techsystems, Inc.*	5,250		405,142
American Ecology Corp.	5,050		102,919
Carlisle Co., Inc.	1,875		153,375
Chicago Bridge & Iron Co. N.V.	14,675	[2]	352,200
ChoicePoint, Inc.*	4,425		198,019
Corrections Corporation of America*	4,075		184,190
CoStar Group, Inc.*	3,525	[2]	182,912
DeVry, Inc.*	12,100	[2]	275,517
DRS Technologies, Inc.	7,550		414,268
Dycom Industries, Inc.*	3,800		80,750
EDO Corp.	14,350		442,697
ElkCorp.	5,000		168,750
Florida East Coast Industries, Inc.	9,150		493,185
Intermagnetics General Corp.*	9,112		228,256
K&F Industries Holdings, Inc.*	15,800		262,280
Laureate Education, Inc. *	5,500		293,590
Learning Tree International, Inc.*	16,900		204,828
Manitowoc Co., The	3,350		305,353
Mobile Mini, Inc.*	10,800	[2]	333,936
Modtech Holdings, Inc.*	21,200	[2]	185,500
MSC Industrial Direct Co., Class A	6,900		372,738
Navigant Consulting, Inc.*	6,950	[2]	148,383
NCI Building Systems, Inc.*	4,550	[2]	271,954
Pentair, Inc.	5,175	[2]	210,881
Providence Service Corp.*	2,825		91,869
Si International, Inc. *	4,550		159,933
UTI Worldwide, Inc.	9,900	[2]	312,840
Washington Group International, Inc.*	7,150		410,338
Total Industrials			8,210,213
Information Technology - 22.5%
Actuate Corp.*	4,000		17,000
Acxiom Corp.	10,225	[2]	264,214
Alliance Data Systems Corp.*	4,200	[2]	196,434

Managers Small Company Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology (continued)
Arris Group, Inc.*	4,770		$65,635
ATMI, Inc.*	9,725		293,694
Avid Technology, Inc.*	5,450	[2]	236,857
Avocent Corp.*	10,850		344,378
Benchmark Electronics, Inc.*	7,150		274,203
Ceridian Corp.*	9,375	[2]	238,594
Concur Technologies, Inc.*	11,200		207,536
Diebold, Inc.	2,050		84,255
Digitas, Inc.*	13,075		188,280
Diodes, Inc.*	2,875	[2]	119,313
DTS, Inc.*	11,150		219,209
FEI Co.*	5,550	[2]	110,168
Infocrossing, Inc.*	38,200	[2]	460,309
Intermec, Inc.*	4,900	[2]	149,499
International Rectifier Corp.*	3,725	[2]	154,327
Ixia, Inc.*	6,375		90,908
Macrovision Corp.*	2,600		57,590
MAXIMUS, Inc.	6,875		247,363
MPS Group, Inc.*	12,175		186,278
NCI, Inc., Class A*	5,900		82,600
Neoware Systems, Inc.*	4,175	[2]	123,664
NICE Systems, Ltd. *	2,800		142,688
Online Resources Corp.*	5,925	[2]	77,025
OPNET Technologies, Inc.*	9,925		106,396
Photon Dynamics, Inc.*	6,875	[2]	128,906
Polycom, Inc.*	9,775	[2]	211,922
Powerwave Technologies, Inc.*	14,880	[2]	200,731
Progress Software Corp.*	6,975		202,903
Radisys Corp.*	9,225		183,116
RightNow Technologies, Inc.*	6,350	[2]	100,775
Rogers Corp.*	4,325	[2]	235,626
Silicon Image, Inc.*	34,200		352,601
SRA International, Inc.*	6,000		226,380
Sybase, Inc.*	14,500	[2]	306,239
Symmetricom, Inc.*	10,625	[2]	90,844
Tekelec*	18,250	[2]	252,398
Tessera Technologies, Inc.*	7,300		234,184
THQ, Inc.*	17,150		444,013
Ultimate Software Group, Inc., The*	8,450		218,433
Valueclick, Inc.*	11,450	[2]	193,734
Total Information Technology			8,321,222
Materials - 4.3%
Albemarle Corp.	7,125	[2]	323,119
American Vanguard Corp.	7,200	[2]	219,960
Cambrex, Corp.	12,600		246,204
Foundation Coal Holdings, Inc.	2,300		94,622
Methanex Corp.	21,250		436,262
Oregon Steel Mills, Inc.*	5,100		260,967
Total Materials			1,581,134
Telecommunication Services - 0.3%
Cincinnati Bell, Inc.*	20,900		94,468
Utilities - 0.6%
Westar Energy, Inc.	10,050		209,141
Other Equities - 3.7%
iShares Russell 2000 Index Fund	18,225		1,385,100

Managers Small Company Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Total Common Stocks (cost $28,760,540)		$34,994,930
Other Investment Companies - 24.3%[1]
Bank of New York Institutional Cash Reserves Fund, 4.84%[3]	7,099,812	7,099,812
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%	1,886,111	1,886,111
Total Other Investment Companies (cost $8,985,923)		8,985,923
Total Investments - 118.9% (cost $37,746,463)		43,980,853
Other Assets, less Liabilities - (18.9)%		(6,996,827)
Net Assets - 100.0%		$36,983,926

Managers Special Equity Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 93.1%
Consumer Discretionary - 15.7%
ADVO, Inc.	362,233	[2]	$11,591,456
Aeropostale, Inc.*	348,850	[2]	10,521,316
Aftermarket Technology Corp.*	513,600	[2]	11,612,496
AnnTaylor Stores Corp.*	753,125	[2]	27,707,468
Applebee’s International, Inc.	388,125		9,528,469
Beasley Broadcasting Group, Inc.	356,712	[2]	4,326,917
Beazer Homes USA, Inc.	354,625	[2]	23,298,862
Big 5 Sporting Goods Corp.	406,600	[2]	7,961,228
Big Lots, Inc.*	907,152	[2]	12,663,842
Blount International, Inc.*	351,900		5,669,109
Building Material Holding Corp.	135,550	[2]	4,831,002
California Pizza Kitchen, Inc.*	207,575	[2]	6,735,809
Carter’s, Inc.*	113,750		7,676,987
Charming Shoppes, Inc. *	1,094,350	[2]	16,272,985
Chipotle Mexican Grill, Inc.*	61,725		3,418,948
Coldwater Creek, Inc.*	463,825	[2]	12,894,335
Cosi, Inc.*	691,775		7,602,607
COX Radio, Inc., Class A*	368,600	[2]	4,946,612
Dana Corp.	1,009,600	[2]	1,524,496
dELiA*s Corp.	355,371	[2]	3,319,165
Dillard’s, Inc., Class A	2,110,800	[2]	54,965,232
Duckwall-ALCO Stores, Inc.*	107,400		2,535,714
Emmis Communications Corp., Class A*	703,068	[2]	11,249,088
Gaylord Entertainment Co., Class A*	161,233	[2]	7,316,754
Genesco, Inc.*	467,675	[2]	18,187,881
Gymboree Corp.*	424,100		11,043,564
IMAX Corp.*	974,100	[2]	9,887,115
Kerzner International, Ltd.*	261,000	[2]	20,311,020
Meritage Homes Corp.*	21,950	[2]	1,206,372
Mikohn Gaming Corp*	945,500	[2]	9,048,435
Morgans Hotel Group Co.*	151,991		2,684,161
Orient-Express Hotels Ltd.	341,900	[2]	13,412,737
Pacific Sunwear of California, Inc.*	287,900		6,379,864
Proquest Co.*	441,300	[2]	9,439,407
Rare Hospitality International, Inc.*	231,400	[2]	8,059,662
Ross Stores, Inc.	930,000	[2]	27,146,700
Ruby Tuesday, Inc.	510,900	[2]	16,389,672
Ryland Group, Inc., The	284,900	[2]	19,772,060
Saks, Inc.*	1,023,000	[2]	19,743,900
Salem Communications Corp., Class A*	448,422		6,730,814
Scopus Video Neworks, Ltd. *	563,300		2,855,931
Steak n Shake Co., The*	639,600	[2]	13,495,560
Talbots, Inc.	180,400		4,847,348
The Wet Seal, Inc., Class A*	1,666,800	[2]	11,084,220
TJX Cos., Inc.	160,000	[2]	3,971,200
Toro Co.	315,200	[2]	15,050,800
United Rentals, Inc.*	296,100	[2]	10,215,450
Visteon Corp.*	4,395,300	[2]	20,218,380
Total Consumer Discretionary			551,353,150
Consumer Staples - 0.0%
Longs Drug Stores Corp.	19,900		920,972
Energy - 2.7%
Comstock Resources, Inc.*	503,400	[2]	14,945,946
Dresser-Rand Group, Inc.*	215,300		5,350,205
Houston Exploration Co.*	327,900	[2]	17,280,330

Managers Special Equity Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Energy (continued)
Key Energy Services, Inc.*	562,300		$8,575,075
Maritrans, Inc.	11,400		278,502
Newfield Exploration Co.*	104,300	[2]	4,370,170
OMI Corp.	64,000	[2]	1,153,280
Overseas Shipholding Group, Inc.	102,000	[2]	4,888,860
Pioneer Drilling Co.*	228,000		3,746,040
Pogo Producing Co.	484,200	[2]	24,331,050
Stone Energy Corp.*	184,800	[2]	8,155,224
Total Energy			93,074,682
Financials - 14.6%
Alabama National Bancorp	64,400	[2]	4,404,960
American Financial Group, Inc.	155,300		6,462,033
American National Insurance Co.	68,950		7,727,916
AmerUs Group, Co.	126,700	[2]	7,632,408
Arthur J Gallagher & Co.	67,800	[2]	1,885,518
Aspen Insurance Holdings, Ltd.	493,900	[2]	12,179,574
BankUnited Financial Corp.	601,088	[2]	16,253,420
Banner Corp.	217,740	[2]	7,403,160
Brown & Brown, Inc.	530,200	[2]	17,602,640
Chicago Mercantile Exchange Holdings, Inc.	36,825	[2]	16,479,188
Chittenden Corp.	495,625	[2]	14,358,256
Clark, Inc.	441,300	[2]	5,211,753
Commercial Capital Bancorp, Inc.	493,900		6,944,234
Conseco, Inc.*	731,000	[2]	18,143,420
Delphi Financial Group, Inc., Class A	329,000		16,986,270
Downey Financial Corp.	393,380		26,474,474
FelCor Lodging Trust, Inc.	1,280,900	[2]	27,026,990
Hilb, Rogal & Hamilton Co.	305,500	[2]	12,592,710
iStar Financial, Inc.	431,700	[2]	16,525,476
Jefferies Group, Inc.	281,150	[2]	16,447,275
Lazard Ltd.	110,600	[2]	4,894,050
MCG Capital Corp.	765,878	[2]	10,806,539
Meristar Hospitality Corp.*	4,354,500	[2]	45,199,710
MI Developments, Inc., Class A	1,804,700	[2]	62,984,030
National Western Life Insurance Co., Class A	12,000	[2]	2,787,480
Placer Sierra Bancshares	318,100		9,081,755
Prosperity Bancshares, Inc.	343,500	[2]	10,377,135
Provident Bankshares Corp.	230,165	[2]	8,389,514
Reinsurance Group of America, Inc.	356,200	[2]	16,844,698
Scottish Annuity & Life Holdings, Ltd.	570,200	[2]	14,146,662
St. Joe Co., The	111,500	[2]	7,006,660
Sterling Financial Corp.	808,305	[2]	23,440,845
The South Financial Group, Inc.	45,500	[2]	1,189,825
Triad Guaranty, Inc.*	107,082	[2]	5,022,146
U.S.I. Holdings Corp.*	719,001	[2]	11,597,486
United PanAm Financial Corp.*	245,800	[2]	7,595,220
Webster Financial Corp.	279,800	[2]	13,559,108
Total Financials			513,664,538
Health Care - 7.7%
Adams Respiratory Therapeutics, Inc.*	301,500	[2]	11,990,655
Amsurg Corp.*	258,400		5,863,096
Applera Corp - Celera Genomics Group*	296,600		3,467,254
Cardica, Inc.*	461,100	[2]	3,628,857
Centene Corp.*	952,800	[2]	27,793,176
Cepheid, Inc.*	464,700		4,256,652
Charles River Laboratories International, Inc.*	398,516	[2]	19,535,254

Managers Special Equity Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Health Care (continued)
Cyberonics, Inc.*	168,600	[2]	$4,344,822
DexCom, Inc.*	446,700	[2]	9,054,609
Eclipsys Corp.*	239,700		5,659,317
Fisher Scientific International, Inc.*	60,000	[2]	4,083,000
Gen-Probe, Inc.*	258,800		14,265,056
Harvard Bioscience, Inc.*	537,600		2,360,064
Hologic, Inc.*	158,100	[2]	8,750,835
IMS Health, Inc.	820,081		21,133,487
Intuitive Surgical, Inc.*	63,100	[2]	7,445,800
Kyphon, Inc.*	269,350	[2]	10,019,820
LifeCell Corp.*	468,400	[2]	10,562,420
Lincare Holdings, Inc.*	212,100	[2]	8,263,416
Momenta Pharmaceutical, Inc.*	213,100	[2]	4,189,546
NeoPharm, Inc.*	727,280	[2]	6,080,061
Neurometrix, Inc.*	208,800	[2]	8,130,672
NitroMed, Inc.*	820,800	[2]	6,894,720
NxStage Medical, Inc.*	239,800	[2]	3,076,634
Omnicell, Inc.*	280,200		3,191,478
Owens & Minor, Inc.	213,300	[2]	6,989,841
Par Pharmaceutical Co., Inc.*	136,900		3,857,842
Sonosite, Inc.*	94,300		3,832,352
Triad Hospitals, Inc.*	634,464		26,584,042
Universal Health Services, Inc., Class B	170,000	[2]	8,634,300
VCA Antech, Inc.*	275,450	[2]	7,844,816
Total Health Care			271,783,894
Industrials - 21.4%
AAR Corp.*	259,200	[2]	7,382,016
Acuity Brands, Inc.	253,253	[2]	10,130,120
Adesa, Inc.	586,400		15,680,336
Air France	948,178		22,433,890
Airtran Holdings, Inc.*	1,493,850	[2]	27,053,623
Alaska Airgroup, Inc.*	615,000	[2]	21,801,750
American Commercial Lines, Inc.*	173,950	[2]	8,210,440
American Railcar Industries, Inc.	109,175	[2]	3,828,767
American Science & Engineering, Inc.*	107,500	[2]	10,040,500
Astec Industries Inc.*	303,900		10,910,010
Axsys Technologies, Inc.* 5	595,550		10,154,128
BE Aerospace, Inc.*	724,650	[2]	18,203,208
Brink’s Co., The	420,241	[2]	21,331,432
Builders FirstSource, Inc.*	417,925	[2]	9,491,077
Carlisle Co., Inc.	157,300		12,867,140
CNF, Inc.	105,600	[2]	5,273,664
CoStar Group, Inc.*	149,830		7,774,679
Crane Co.	504,900	[2]	20,705,949
Curtiss-Wright Corp.	145,200	[2]	9,612,240
DeVry, Inc.*	658,200	[2]	14,987,214
Dycom Industries, Inc.*	661,500		14,056,875
EGL, Inc.*	263,500		11,857,500
First Advantage Corp.*	433,800	[2]	10,489,284
Flowserve Corp.*	100,200	[2]	5,845,668
General Cable Corp.*	156,675		4,751,953
Granite Construction, Inc.	253,400	[2]	12,335,512
Greenbrier Co., Inc.	169,975		6,807,499
H&E Equipment Services, Inc.*	128,550		3,743,376
Heidrick & Struggles International, Inc. *	371,900	[2]	13,492,532
Hudson Highland Group, Inc.*	717,700	[2]	13,593,238

Managers Special Equity Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials (continued)
Infrasource Services, Inc.*	274,950		$4,731,890
Insituform Technologies, Inc.*	342,300		9,105,180
Interpool, Inc.	419,300		8,469,860
ITT Educational Services, Inc.*	1,106,600	[2]	70,877,730
Jackson Hewitt Tax Service, Inc.	113,300		3,578,014
JLG Industries, Inc.	660,000	[2]	20,321,400
Laidlaw International, Inc.	545,400		14,834,880
Lydall, Inc.*	231,500		2,233,975
Mobile Mini, Inc.*	103,400	[2]	3,197,128
NCI Building Systems, Inc.*	365,500	[2]	21,845,935
Perini Corp. *	299,400	[2]	9,092,778
Pike Electric Corp.*	176,550		3,709,316
Power-One, Inc.*	1,893,300		13,631,760
Precision Castparts Corp.	160,200	[2]	9,515,880
Quanta Services, Inc.*	362,100	[2]	5,800,842
Royal Group Technologies Ltd.*	1,511,100		14,007,897
Ryder System, Inc.	277,000	[2]	12,404,060
Sea Containers, Ltd., Class A	658,900		4,750,669
Sequa Corp., Class A*	99,600	[2]	9,740,880
Sequa Corp., Class B*	38,300		3,740,761
Shaw Group Inc., The*	754,450	[2]	22,935,280
Steelcase, Inc.	800,800	[2]	14,414,400
Swift Transportation Co., Inc.*	440,600	[2]	9,574,238
Tecumseh Products Co., Class B	175,993		3,768,010
Tetra Technologies, Inc.*	222,700		4,251,343
Thomas & Betts Corp.*	346,300		17,792,894
United Stationers, Inc.*	255,000	[2]	13,540,500
URS Corp.*	495,750	[2]	19,953,938
Walter Industries, Inc.	160,800	[2]	10,712,496
Washington Group International, Inc.*	210,200	[2]	12,063,378
Watson Wyatt & Co.	374,800		12,210,984
Total Industrials			751,653,916
Information Technology - 23.1%
Actel Corp.*	457,800		7,297,332
Akamai Technologies, Inc.*	819,700	[2]	26,959,933
Aladdin Knowledge Systems, Ltd.*	284,400	[2]	6,384,780
Amkor Technology, Inc.*	654,850	[2]	5,657,904
Anaren Microwave, Inc.*	873,400		17,005,098
Andrew Corp.*	1,877,300	[2]	23,053,243
ANSYS, Inc.*	132,975	[2]	7,200,596
Applied Films Corp.*	359,100	[2]	6,977,313
aQuantive, Inc.*	974,500	[2]	22,939,730
ASE Test Ltd*	281,725		2,535,525
ATMI, Inc.*	817,800		24,697,560
AudioCodes, Ltd.*	1,222,900	[2]	16,900,478
Belden CDT, Inc.	387,500	[2]	10,551,625
Benchmark Electronics, Inc.*	398,100	[2]	15,267,135
CheckFree Corp.*	80,700		4,075,350
Checkpoint Systems, Inc.*	418,300	[2]	11,243,904
CommScope, Inc.*	580,300	[2]	16,567,565
Digitas, Inc.*	630,500		9,079,200
DSP Group, Inc.*	131,825		3,824,243
ECI Telecommunications, Ltd.*	967,900		10,966,307
eCollege.com*	152,600	[2]	2,874,984
eFunds Corp.*	762,246	[2]	19,696,437
Electronics for Imaging, Inc.*	494,381	[2]	13,827,837

Managers Special Equity Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology (continued)
Equinix, Inc.*	549,600	[2]	$35,295,312
Exfo Electro-Optical Engineering, Inc.*	1,893,100		14,898,697
Fairchild Semiconductor International, Inc.*	1,186,400	[2]	22,624,648
Fargo Electronics, Inc.*	245,200		4,146,332
FEI Co.*	312,300		6,199,155
Formfactor, Inc.*	357,700		14,064,764
Foundry Networks, Inc.*	520,750		9,456,820
Global Payments, Inc.	170,200	[2]	9,022,302
Identix, Inc.*	3,368,900	[2]	26,816,443
Informatica Corp.*	242,400		3,769,320
Itron, Inc.*	187,475	[2]	11,220,379
Keithley Instruments, Inc.	713,500		10,959,360
M Systems Flash Disk Pioneers Ltd.*	110,300	[2]	2,852,358
MasTec, Inc.*	575,950		8,161,212
Mentor Graphics Corp.*	1,216,200	[2]	13,439,010
NDS Group, PLC*	105,700		5,499,571
Net 1 UEPS Technologies, Inc.*	193,900		5,487,370
Netgear, Inc.*	388,200	[2]	7,379,682
Netlogic Microsystems, Inc.*	259,975	[2]	10,713,570
Parametric Technology Corp*	1,016,220		16,594,873
Park Electrochemical Corp.	255,000		7,522,500
Perot Systems Corp.*	774,510	[2]	12,051,376
Power Integrations, Inc.*	585,900		14,518,602
Radiant Systems, Inc*	435,075		5,882,214
Reynolds & Reynolds Co., The, Class A	115,000	[2]	3,266,000
RF Micro Devices, Inc.*	2,035,400	[2]	17,606,210
RightNow Technologies, Inc.*	197,500		3,134,325
Rogers Corp.*	529,600	[2]	28,852,607
S1 Corp.*	1,333,950		6,723,108
Saba Software, Inc.*	113,776	[2]	733,853
SafeNet, Inc.*	256,100	[2]	6,781,528
Salesforce.com, Inc.*	180,700		6,564,831
SiRF Technology Holdings, Inc.*	226,900	[2]	8,034,529
Smart Modular Technologies, Inc.*	986,230		8,925,382
SYNNEX Corp.*	491,600	[2]	9,124,096
Synopsys, Inc.*	356,400		7,965,540
TALX Corp.	301,750	[2]	8,593,840
Terayon Communication Systems, Inc.* [5]	4,758,000		8,707,140
Trident Microsystems, Inc.*	1,016,000	[2]	29,524,960
Utstarcom, Inc.*	2,180,000	[2]	13,712,200
Varian Semiconductor Equipment Associates, Inc.*	174,300		4,894,344
VeriFone Holdings, Inc.*	72,600		2,199,054
Vishay Intertechnology, Inc.*	713,900	[2]	10,165,936
WebEx Communications, Inc.*	920,600		30,996,602
Witness Systems, Inc.*	788,675	[2]	20,032,345
Woodhead Industries, Inc.	131,600		2,184,560
Wright Express Corp.*	392,900		11,020,845
Total Information Technology			813,903,784
Materials - 5.0%
AK Steel Holding Corp.*	3,929,400	[2]	58,941,000
Albemarle Corp.	340,100	[2]	15,423,535
Aleris International, Inc.*	259,000	[2]	12,450,130
American Vanguard Corp.	212,700	[2]	6,497,985
Cytec Industries, Inc.	371,900	[2]	22,317,719
Longview Fibre Co.	651,600	[2]	16,837,344
Lubrizol Corp.	387,200		16,591,520

Managers Special Equity Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Materials (continued)
Scotts Co., The, Class A	155,000	[2]	$7,092,800
Symyx Technologies, Inc.*	738,100		20,474,894
Total Materials			176,626,927
Telecommunication Services - 0.6%
Cincinnati Bell, Inc.*	414,020		1,871,370
General Communication, Inc., Class A*	878,100	[2]	10,616,229
Level 3 Communications, Inc.*	1,785,200	[2]	9,247,336
Total Telecommunication Services			21,734,935
Utilities - 2.3%
Avista Corp.	1,202,200	[2]	24,825,430
Reliant Resources, Inc.*	4,851,500	[2]	51,328,870
Sierra Pacific Resources Corp.*	343,500		4,743,735
Total Utilities			80,898,035
Total Common Stocks (cost $2,356,951,330)			3,275,614,833
Warrant - 0.1%
Air France, ADR (cost $1,361,928)	861,980		1,844,637
Short-Term Investments - 33.0%[1]
Other Investment Companies - 29.7%
Bank of New York Institutional Cash Reserves Fund, 4.84%[3]	760,484,224		760,484,224
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%	253,240,671		253,240,671
Vanguard Prime Money Market Fund, Institutional Class Shares, 4.57%	32,916,136		32,916,136
Total Other Investment Companies			1,046,641,031

	Principal Amount
Other Short-Term Investments - 3.3%[3]
Goldman Sachs Promissory Notes, 4.91%, 07/21/06	$45,060,188		45,060,188
Greenwich Capital Holdings, Inc., 4.74%, 06/16/06	30,043,450		30,043,450
Liquid Funding Ltd., 4.71%, 04/11/06	40,099,113		40,099,113
Total Other Short-Term Investments			115,202,751
Total Short-Term Investments (cost $1,161,843,782)			1,161,843,782
Total Investments - 126.2% (cost $3,520,157,040)			4,439,303,252
Other Assets, less Liabilities - (26.2)%			(922,211,010)
Net Assets - 100.0%			$3,517,092,242

Managers International Equity Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 98.2%
Consumer Discretionary - 13.5%
Carphone Warehouse Group, The (United Kingdom)	325,542		$1,745,558
Continental AG (Germany)*	19,300		2,122,431
Daiwa House Industry Co., Ltd. (Japan)	80,000	[2]	1,386,232
Dentsu, Inc. (Japan)	196		710,264
EMI Group PLC (United Kingdom)	287,381		1,259,333
George Wimpey PLC (United Kingdom)	89,700		869,562
Grupo Televisa S. A. (Mexico)	62,800	[2]	1,249,720
Hyundai Motor Co., Ltd. (South Korea)	1,060		88,885
Kingfisher PLC (United Kingdom)	206,588		858,091
Koninklijke (Royal) Phillips Electronics N.V. (Netherlands)*	21,726	[2]	731,299
Lotte Shopping Co., Ltd. (South Korea)*	22,774	[2]	459,579
LVMH Moet Hennessy Louis Vuitton SA (France)	12,363		1,208,413
Matsushita Electric Industrial Co Ltd (Japan)	19,000		419,809
OPAP SA (Greece)	12,926		494,182
Pearson PLC (United Kingdom)	139,513		1,928,103
Peugeot SA (France)	14,963		938,986
Pinault-Printemps-Redoute SA (France)*	5,135		619,182
ProSiebenSat.1 Media AG (Germany)	24,246		631,140
Publicis Groupe (France)	5,604		218,475
Rakuten, Inc. (Japan)	1,549		1,408,694
Renault SA (France)	23,200		2,458,559
SES GLOBAL (France)	76,571		1,216,965
Shanghai Forte Land Company Ltd. (Hong Kong)	224,000	[2]	116,583
Sharp Corp. (Japan)	67,000		1,185,731
Swatch Group AG, The (Switzerland)	20,380	[2]	708,900
Toyota Motor Corp. (Japan)	38,200		2,079,959
Whitbread PLC (United Kingdom)	53,742		1,105,103
Wolters Kluwer NV (Netherlands)	34,800		865,980
Total Consumer Discretionary			29,085,718
Consumer Staples - 7.8%
British American Tobacco PLC (United Kingdom)	88,700		2,145,877
Delhaize Le Lion (Belgium)	16,500		1,181,839
Diageo PLC (United Kingdom)	74,846		1,177,571
Groupe Danone (France)	8,718		1,058,272
Heineken N.V. (Netherlands)	22,146		838,959
Interbrew (Belgium)	18,155		850,555
J Sainsbury PLC (United Kingdom)	207,300		1,194,409
Japan Tobacco, Inc. (Japan)	515		1,812,333
Koninklijke Ahold N.V. (Netherlands)*	119,359		933,005
L’Oreal SA (France)*	9,000		791,223
Metro AG (Germany)	3,800		194,849
Nestle SA, Registered (Switzerland)	2,197		650,557
Reckitt Benckiser PLC (United Kingdom)	47,036		1,650,928
Seven & I Holdings Co., Ltd. (Japan)*	34,000		1,346,947
Tate & Lyle PLC (United Kingdom)	60,500		599,056
Tesco PLC (United Kingdom)*	65,900		377,347
Total Consumer Staples			16,803,727
Energy - 8.4%
BP PLC (United Kingdom)	262,500		3,019,133
Canadian Natural Resources, Ltd. (Canada)	36,700		2,039,500
China Petroleum and Chemical Corp., Class H (Hong Kong)	924,000	[2]	539,284
EnCana Corp. (Canada)	22,968	[2]	1,071,847
Eni S.p.A. (Italy)	53,800		1,531,964
MOL Magyar Olaj-es Gazipari Rt. (Hungary)*	6,100		626,294
Petro-Canada (Canada)	14,200		673,371

Managers International Equity Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Energy (continued)
Petroleo Brasileiro SA, Sponsored ADR (Brazil)	22,400		$1,788,640
Repsol YPF, S.A. (Spain)	51,100		1,451,263
Statoil ASA (Norway)	14,200		409,515
Suncor Energy, Inc. (Canada)	14,200		1,089,820
Tenaris S.A. (Luxembourg)	3,900		704,613
Total SA (France)	11,615		3,062,117
Total Energy			18,007,361
Financials - 31.1%
Allianz AG (Germany)	4,100		683,051
Assicurazioni Generali S.p.A. (Italy)	14,600		548,511
Assurances Generales de France (France)*	16,700		2,012,133
Aviva PLC (United Kingdom)	126,100		1,747,623
Banco Bilbao Vizcaya Argentaria SA (Spain)	34,182	[2]	712,191
Barclays PLC (United Kingdom)	32,700		381,882
BNP Paribas Bank. (France)*	1,340	[2]	120,249
BNP Paribas SA (France)	13,400		1,240,134
CapitaLand Ltd. (Singapore)	230,000		689,015
China Overseas Land & Investment Ltd. (Hong Kong)	952,000		649,642
Commerzbank AG (Germany)	38,842		1,544,879
Credit Agricole SA (France)	5,800	[2]	224,788
Credit Saison Co., Ltd. (Japan)	7,900		436,712
Credit Suisse Group (Switzerland)	32,400		1,812,577
Daiwa Securities Group, Inc. (Japan)	80,000		1,073,496
DBS Group Holdings, Ltd. (Singapore)	122,000		1,229,724
Deutsche Boerse AG (Germany)*	6,336	[2]	911,216
Deutsche Postbank AG (Germany)	7,900		573,555
Erste Bank der oesterreichischen Sparkassen AG (Austria)*	15,563		910,879
Euronext NV (Netherlands)	13,379		1,102,593
Friends Provident PLC (United Kingdom)	53,100		191,812
Hana Financial Group, Inc. (South Korea)*	160		7,561
Hang Seng Bank, Ltd. (Hong Kong)	56,300		724,801
HBOS PLC (United Kingdom)	96,800		1,614,138
HDFC Bank Ltd. (India)	15,700		271,918
Henderson Land Development Co., Ltd. (Hong Kong)	155,000		857,490
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	216,000		1,301,229
Hypo Real Estate Holding AG (Germany)	5,268		361,810
ING Groep NV (Netherlands)	76,517		3,013,513
Japan Retail Fund Investment Corp. (Japan)	31		242,319
KBC Bank & Insurance Group, Inc. (Belgium)	8,035		860,888
Kennedy-Wilson Japan (Japan)	40		212,341
KK DaVinci Advisors (Japan)*	295	[2]	401,726
Kookmin Bank (South Korea)	23,974		2,054,868
London Stock Exchange PLC (United Kingdom)	67,900		1,242,845
Millea Holdings, Inc. (Japan)	76	[2]	1,499,433
Mitsubishi Estate Co., Ltd. (Japan)	92,000		2,182,162
Mitsubishi Tokyo Financial Group, Inc. (Japan)	63		958,083
Mitsui Fudosan Co., Ltd. (Japan)	96,000		2,206,871
Muenchener Rueckversicherungs AG (Germany)	16,700		2,363,978
Nikko Cordial Corp. (Japan)	23,000		380,893
Nomura Holdings, Inc. (Japan)	84,900		1,880,783
ORIX Corp. (Japan)	12,710		3,947,602
Royal Bank of Scotland Group PLC (United Kingdom)	56,600		1,840,359
Shinhan Financial Group Co., Ltd. (South Korea)	1,100		49,055
Shinsei Bank, Ltd. (Japan)	230,000		1,609,734
Shun TAK Holdings, Ltd. (Hong Kong)	394,000		562,310
Société Générale (France)	10,800		1,618,318

Managers International Equity Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Financials (continued)
Standard Chartered, PLC. (United Kingdom)*	86,725		$2,154,059
Sumitomo Mitsui Financial Group, Inc. (Japan)	186		2,053,120
Sumitomo Realty & Development Co., Ltd. (Japan)	113,000		3,128,163
Sun Hung Kai Properties, Ltd. (Hong Kong)	74,000		750,536
Swiss Reinsurance (Switzerland)	15,810	[2]	1,101,788
T&D Holdings, Inc. (Japan)	10,600		826,820
UBS AG (Switzerland)	12,350	[2]	1,357,247
Unibail (France)	5,709		1,029,044
UniCredito Italiano SpA (Italy)	117,691		848,818
Zurich Financial Services AG (Switzerland)	3,100	[2]	725,725
Total Financials			67,039,010
Health Care - 4.3%
Actelion, Ltd. (Switzerland)*	1,841		182,651
AstraZeneca PLC (United Kingdom)*	19,747		992,107
Eisai Co., Ltd. (Japan)	20,800	[2]	908,304
Essilor International SA (France)	8,138		724,670
GlaxoSmithKline PLC (United Kingdom)	60,200		1,573,818
Roche Holding AG (Switzerland)*	7,932	[2]	1,178,802
Sanofi-Synthelabo SA (France)	29,006		2,750,597
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	24,700	[2]	1,017,146
Total Health Care			9,328,095
Industrials - 8.4%
ABB, Ltd. (Switzerland)*	154,500		1,942,867
ALSTOM (France)	7,542		629,327
Atlas Copco AB (Sweden)	12,000		337,421
BAE Systems PLC (United Kingdom)	117,500		856,630
Buzzi Unicem S.p.A (Italy)	16,417		391,180
Dai Nippon Printing Co., Ltd. (Japan)	42,000		759,847
European Aeronautic Defense and Space Co. (Netherlands)*	31,820		1,336,803
FANUC, Ltd. (Japan)	7,300		701,663
Hutchison Whampoa, Ltd. (Hong Kong)	108,000		988,682
Koyo Seiko Co., Ltd. (Japan)	29,900		596,297
Kuehne & Nagel International AG (Switzerland)	2,749		890,451
MAN AG (Germany)	12,500		866,854
Mitsubishi Corp. (Japan)	37,000		843,629
Mitsui O.S.K. Lines, Ltd. (Japan)	76,000		513,921
RT Group PLC (United Kingdom)*	360,539		25,056
Ryanair Holdings PLC (Ireland)*	8,700	[2]	475,890
SANYO Electric Co., Ltd. (Japan)*	83,000	[2]	227,920
Siemens AG (Germany)	23,479		2,189,650
SNC-Lavalin Group, Inc. (Canada)	26,000		709,971
Sumitomo Heavy Industries, Ltd. (Japan)	44,000		421,980
Tostem Inax Holding Corp. (Japan)	32,000		688,437
Yamato Transport Co., Ltd. (Japan)	75,000		1,536,577
Total Industrials			17,931,053
Information Technology - 8.8%
Altran Technologies SA (France)*	39,427	[2]	537,274
ARM Holdings Plc (United Kingdom)	275,816		635,983
ASML Holding N.V. (Netherlands)*	49,494		1,007,379
Canon, Inc. (Japan)	33,800		2,230,617
Compal Electronics, Inc. (Taiwan)	155,395	[2]	793,632
Dassault Systemes SA (France)	16,064		917,762
Ericsson (LM), Class B (Sweden)	625,000		2,361,037
Flextronics International, Ltd. (Singapore)*	64,500		667,575
Logitech International S.A. (Switzerland)	22,005		880,302

Managers International Equity Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology (continued)
Nippon Electric Glass Co., Ltd. (Japan)	27,000		$668,989
Nokia Corp., Sponsored ADR (Finland)	74,500	[2]	1,543,640
Samsung Electronics Co., Ltd. (South Korea)	3,975		2,566,502
SAP AG (Germany)	4,051		878,286
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	187,814	[2]	1,889,409
Tokyo Electron Limited (Japan)	13,100		900,757
Yokogawa Electric Corp. (Japan)	26,500		470,026
Total Information Technology			18,949,170
Materials - 9.5%
Air Liquide Sante International (France)	4,001		830,635
Alcan, Inc. (Canada)	15,104		691,019
Aracruz Celulose SA (Brazil)	6,000		317,640
Arcelor (Luxembourg)	40,300		1,585,548
Barrick Gold Corp. (Canada)	44,086	[2]	1,199,308
Cameco Corp. (Canada)	21,200		763,200
China Shenhua Energy Co., Ltd. (China)*	359,000		630,586
Cia de Minas Buenaventura SA (Peru)	17,200		424,668
Gold Fields, Ltd. (South Africa)	65,500		1,430,114
Goldcorp, Inc. (Canada)	43,600		1,275,688
Impala Platinum Holdings, Ltd. (South Africa)	19,400	[2]	916,578
Inco, Ltd. (Canada)	16,700	[2]	833,163
JFE Holdings, Inc. (Japan)	49,100	[2]	1,985,671
JSR Corp. (Japan)	37,800		1,123,586
Meridian Gold, Inc. (Canada)*	37,700		1,113,713
Mitsui Chemicals, Inc. (Japan)	70,000		514,670
POSCO (South Korea)	6,000		1,540,354
Svenska Cellulosa AB (Sweden)*	19,400	[2]	851,440
Vallourec SA (France)	1,197		1,152,952
Xstrata PLC (United Kingdom)	37,390		1,210,578
Total Materials			20,391,111
Telecommunication Services - 2.8%
America Movil , S.A. de C.V. (Mexico)	37,200		1,274,472
Bharti Tele-Ventures Ltd. (India)*	59,200		547,970
Singapore Telecommunications, Inc. (Singapore)*	945,857	[2]	1,549,061
Vodafone Group PLC (United Kingdom)	1,310,399		2,733,804
Total Telecommunication Services			6,105,307
Utilities - 3.6%
E.ON AG (Germany)	12,800		1,406,123
Endesa, S.A. (Spain)	45,000	[2]	1,448,109
Hong Kong & China Gas Co., Ltd. (Hong Kong)	527,000		1,272,012
National Grid PLC (United Kingdom)	74,061		735,003
RWE AG (Germany)	9,150		794,432
Vivendi Environnement (France)	39,036		2,162,999
Total Utilities			7,818,678
Total Common Stocks (cost $152,574,814)			211,459,230
Short-Term Investments - 13.8%[1]
Other Investment Companies - 13.3%
Bank of New York Institutional Cash Reserves Fund, 4.84%[3]	24,808,827		24,808,827
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%	3,882,322		3,882,322
Total Other Investment Companies			28,691,149

	Principal Amount
Other Short-Term Investments - 0.5%[3]
Goldman Sachs Promissory Note, 4.91%, 07/21/06	$1,001,338		1,001,338
Total Short-Term Investments (cost $29,692,487)			29,692,487
Total Investments - 112.0% (cost $182,267,301)			241,151,717
Other Assets, less Liabilities - (12.0)%			$(25,754,481)
Net Assets - 100.0%			$215,397,236

Managers Emerging Markets Equity Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 90.8%
Consumer Discretionary - 9.2%
Astra International Tbk PT (Indonesia)	1,854,000		$2,293,472
Consorcio ARA, S.A. de C.V. (Mexico)	330,000		1,467,779
Cosco Pacific, Ltd. (Bermuda)	998,000	[2]	1,991,523
Genting Berhad (Malaysia)	292,300		1,888,827
Hankook Tire Co., Ltd. (South Korea)	91,810		1,385,903
Hyundai Motor Co., Ltd. (South Korea)	3,430		287,619
Land and Houses PCL (Thailand)	6,239,500		1,303,956
Maruti Udyog Ltd. (India)	95,533		1,876,955
Total Consumer Discretionary			12,496,034
Consumer Staples - 6.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	56,000	[2]	2,360,400
IOI Corp., Berhad (Malaysia)*	476,000		1,718,878
ITC, Ltd. (India)	525,000	[2]	2,298,975
Shinsegae Co., Ltd. (South Korea)	4,500		2,050,931
Total Consumer Staples			8,429,184
Energy - 9.6%
China Petroleum and Chemical Corp., Class H (Hong Kong)	3,731,000		2,177,564
LUKOIL Holdings, ADR (Russia)	23,506		1,955,699
Oil & Natural Gas Corp., Ltd. (India)	59,702		1,756,755
Petroleo Brasileiro S.A., Sponsored ADR (Brazil)	20,500	[2]	1,776,735
PTT Public Co., Ltd. (Thailand)	172,600		1,038,930
Surgutneftegaz Sponsored ADR (Russia)	28,180	[2]	2,120,545
Yanzhou Coal Mining Co., Ltd. (China)	2,452,000		2,130,540
Total Energy			12,956,768
Financials - 20.0%
Bancolombia S.A. (Colombia)	28,600		998,140
Bank Hapoalim, Ltd. (Israel)	345,470		1,599,356
China Overseas Land & Investment Ltd. (Hong Kong)	2,344,000		1,599,537
Chinatrust Financial Holding Co. (Taiwan)	2,459,000		1,745,031
Fubon Financial Holding Co., Ltd. (Taiwan)	104,000		88,064
Grupo Financiero Banorte S.A. de C.V. (Mexico)	807,476		1,914,479
Haci Omer Sabanci Holding AS (Turkey)	329,828		2,325,017
Kookmin Bank, Sponsored ADR (South Korea)	25,248		2,159,209
PT Bank Central Asia, Tbk (Indonesia)	2,429,500		1,116,633
PT Bank Rakyat Indonesia (Indonesia)	2,623,000		1,119,607
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	10,900		1,440,132
Sanlam, Ltd. (South Africa)	850,883		2,268,293
Sberbank RF or Savings Bank of the Russian Federation (Russia)	1,340		1,964,443
Shinhan Financial Group Co., Ltd. (South Korea)	51,890		2,314,055
SM Investments Corp. (Philippines)	106,080		474,896
SM Prime Holdings, Inc. (Philippines)	800		123
Turkiye Is Bankasi (Isbank) (Turkey)	218,155		1,812,551
Uniao de Bancos Brasileiros SA (Brazil)	28,620		2,115,304
Total Financials			27,054,870
Health Care - 1.7%
Richter Gedeon Rt (Hungary)*	11,280		2,267,328
Industrials - 8.7%
Alfa, S.A. (Mexico)	312,318		1,779,180
Barloworld, Ltd. (South Africa)	98,202		2,113,854
China Shipping Development Co., Ltd. (China)	2,558,000		2,004,999
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (South Korea)	70,740		1,870,823
EVA Airways Corp. (Taiwan)	2,904,506		1,098,822
Hyundai Development Co. (South Korea)	29,160		1,333,973

Managers Emerging Markets Equity Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials (continued)
Sime Darby Berhad (Malaysia)	948,000		$1,570,090
Total Industrials			11,771,741
Information Technology - 10.9%
Acer, Inc. (Taiwan)	738,000		1,354,173
Advanced Semiconductor Engineering, Inc. (Taiwan)	2,185,728		2,052,360
Compal Electronics, Inc. (Taiwan)	1,412,532		1,439,733
Hon Hai Precision Industry Co., Ltd. (Taiwan)	293,154		1,808,427
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)	6,670		2,162,352
Satyam Computer Services Ltd., ADR (India)	55,300	[2]	2,419,927
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	957		1,877
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	201,033	[2]	2,022,392
United Microelectronics Corp. (Taiwan)	2,395,007		1,506,858
Total Information Technology			14,768,099
Materials - 10.0%
Anglo American PLC (United Kingdom)	61,123		2,367,618
Compania Vale do Rio Doce - ADR (Brazil)	37,000		1,795,610
Formosa Chemicals & Fibre Corp. (Taiwan)	660		1,063
GMK Norilsk Nickel, Sponsored ADR (Russia)	18,500		1,744,550
Hindalco Ind., Ltd., Sponsored GDR, (a) (India)	390,000	[2]	1,598,844
Novolipetsk Steel, Corp. (Russia)*	77,585		1,574,976
Polyus Gold ADR (Russia)*	18,500		777,000
Sappi, Ltd. (South Africa)	146,235	[2]	2,176,373
Siam Cement Public Co., Ltd., The (Thailand)	224,900		1,476,539
Total Materials			13,512,573
Telecommunication Services - 12.1%
Advanced Information Services PCL (Thailand)	510,000		1,199,785
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)*	647,420		844,452
Bharti Televentures, Ltd. (India)*	240,457		2,225,731
Cesky Telecom a.s. (Czech Republic)*	91,953		1,960,407
China Telecom Corp., Ltd., Class H (China)	4,842,000		1,713,664
Mobile Telesystems, Sponsored ADR (Russia)	35,827		1,185,874
Tele Norte Leste Participacoes S.A. (Brazil)	35,600	[2]	593,808
Telekomunikasi Indonesia Tbk P (Indonesia)	3,219,000		2,443,459
Telesp Celular Participacoes, S.A., Sponsored ADR (Brazil)*	92,700		396,756
Tim Participacoes S.A. (Brazil)	49,300	[2]	1,825,579
Turkcell Iletisim Hizmet AS (Turkey)	315,331		2,014,080
Total Telecommunication Services			16,403,595
Utilities - 2.4%
Empresa Nacional de Electricidad SA/Chile, ADR (Chile)	64,079	[2]	1,933,904
Tenaga Nasional Berhad (Malaysia)	579,750		1,322,229
Total Utilities			3,256,133
Total Common Stocks (cost $84,692,156)			122,916,325
Preferred Stock - 5.5%
Braskem SA , Preferred A (Brazil)	142,400		1,059,445
Companhia Energetica de Minas Gerais, 1.58% (Brazil)	58,304,967		2,657,941
Hyundai Motor Co., Ltd., 3.92% (South Korea)	30,560		1,635,020
Tam S.A. (Brazil)	113,000		2,140,421
Total Preferred Stock (cost $4,312,624)			7,492,827
Rights - 0.1%
Hindalco Ind., Ltd., (India) (cost $53,158)	97,500		53,158
Other Investment Companies - 15.0%[1]
Bank of New York Institutional Cash Reserves Fund, 4.77%3	16,546,554		16,546,554
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%	3,783,940		3,783,940
Total Other Investment Companies (cost $20,330,494)			20,330,494
Total Investments - 111.4% (cost $109,388,432)			$150,792,804
Other Assets, less Liabilities - (11.4)%			(15,416,450)
Net Assets - 100.0%			$135,376,354

Managers Bond Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description		Principal
		Amount		Value
Corporate Bonds - 42.8%
Asset-Backed Security - 1.0%
Bank of America-First Union National Bank Commercial Mortgage, Series 2001-3,		$1,500,000		$1,501,569
Class A2, 5.464%, 04/11/37
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		190,331		186,399
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		3,225,000		2,929,276
Total Asset-Backed Security				4,617,244
Finance - 10.3%
ASIF Global Financial, 2.380%, 02/26/09	SGD	5,800,000		3,454,192
Barclays Capital Corp., 4.100%, 02/22/10 (a)	THB	109,000,000		2,624,692
Barclays Capital Corp., 4.160%, 02/22/10 (a)	THB	25,000,000		603,151
Cerro Negro Finance Ltd., 7.900%, 12/01/20 (a)		500,000		490,000
Citibank N.A., 15.000%, 07/02/10 (a)	BRL	2,000,000		1,007,671
Citigroup, Inc., 3.500%, 02/01/08		2,020,000	[2]	1,959,303
Colonial Realty LP, 4.800%, 04/01/11		3,485,000		3,305,477
Colonial Realty LP, 5.500%, 10/01/15		1,255,000		1,201,750
EOP Operating LP, 6.750%, 02/15/12		500,000		521,159
General Electric Capital Corp., 6.625%, 02/04/10	NZD	3,500,000		2,158,881
General Motors Acceptance Corp., 5.625%, 05/15/09		500,000		465,307
General Motors Acceptance Corp., 7.500%, 12/01/06	NZD	1,000,000		597,969
GMAC International Finance BV, 8.000%, 03/14/07	NZD	950,000		574,879
GMAC, 5.620%, 03/20/07		1,500,000		1,469,369
GMAC, 6.125%, 01/22/08		2,000,000		1,901,852
GMAC, 6.875%, 09/15/11		250,000		233,020
Highwoods Properties, Inc., 7.500%, 04/15/18		2,405,000		2,578,220
Inter-American Development Bank, 0.000%, 05/11/09[4]	BRL	6,500,000		1,937,384
Inter-American Development Bank, 6.000%, 12/15/17	NZD	4,215,000		2,552,368
JPMorgan Chase & Co., 4.000%, 02/01/08		1,000,000	[2]	977,924
JPMorgan Chase of London, 0.000%, 10/21/10 (a)[4]	IDR	16,627,462,500		1,167,092
JPMorgan Chase Bank NA 0.000%, 05/17/10 (a)[4]	BRL	3,600,000		951,749
Morgan Stanley & Co., Inc., 3.625%, 04/01/08		2,100,000		2,035,483
NiSource Finance Corp., 6.150%, 03/01/13		1,250,000		1,273,241
SLM Corp., 6.500%, 06/15/10	NZD	500,000		307,298
Spieker Properties, Inc., 7.350%,12/01/17		250,000		272,922
Time Warner, Inc., 7.700%, 05/01/32		365,000		401,395
Toll Brothers Finance Corp., 5.150%, 05/15/15		3,785,000		3,425,425
Wells Fargo Co., 4.899%, 05/01/33		8,390,000	[2]	8,339,660
Total Finance				48,788,833
Industrials - 27.6%
Abitibi-Consolidated, Inc., 7.500%, 04/01/28		500,000		415,000
Altria Group, Inc., 7.000%, 11/04/13		1,500,000		1,612,668
America Movil, S.A. de C.V., 4.125%, 03/01/09		3,000,000		2,883,804
American President, Ltd., 8.000%, 01/15/24		250,000		248,125
Arrow Electronics, Inc., 6.875%, 07/01/13		500,000		519,161
AT&T, Inc., 6.150%, 09/15/34		1,375,000	[2]	1,305,745
Avnet, Inc., 6.000%, 09/01/15		2,660,000		2,549,278
Bausch & Lomb, Inc., 7.125%, 08/01/28		500,000		512,649
BellSouth Corp., 6.000%, 11/15/34		2,045,000	[2]	1,907,247
Bowater, Inc., 6.500%, 06/15/13		500,000	[2]	466,250
Bristol- Myers Squibb, 4.410%, 09/15/23		6,060,000		6,052,424
Centex Corp., 5.250%, 06/15/15		1,915,000		1,778,614
Chartered Semiconductor, 6.250%, 04/04/13		5,600,000		5,549,488
Chiron Corp., 1.625%, 08/01/33		6,625,000		6,451,094
Cia Brasileira de Bebida, 8.750%, 09/15/13		3,795,000		4,364,250
Clear Channel Communications, 4.250%, 05/15/09		1,500,000		1,428,255
Clear Channel Communications, 5.750%, 01/15/13		500,000	[2]	475,916
Comcast Corp., 5.650%, 06/15/35		3,020,000	[2]	2,632,096

Managers Bond Fund

March 31, 2006

Schedule of Portfolio Investments (continued) Security Description	Principal
	Amount		Value
Industrials (continued)
Comcast Corp., 6.450%, 03/15/37	$8,435,000		$8,116,173
Comcast Corp., 6.500%, 11/15/35	375,000	[2]	363,861
Continental Airlines, Inc., 6.795%, 08/02/20	53,994		51,256
Corning, Inc., 6.850%, 03/01/29	8,907,000	[2]	9,082,574
D.R. Horton, Inc., 5.250%, 02/15/15	3,245,000	[2]	2,957,983
Delphi Corp., 7.125%, 05/01/29	645,000		396,675
Devon Energy Corp., 4.900%, 08/15/08	1,250,000		1,450,000
Devon Energy Corp., 4.950%, 08/15/08	1,692,000		1,962,720
Dillards, Inc., 7.000%, 12/01/28	225,000		201,375
El Paso Corporation, 6.950%, 06/01/28	300,000		277,500
Foot Locker, Inc., 8.500%, 01/15/22	570,000		604,200
Ford Motor Co., 6.375%, 02/01/29	2,090,000		1,389,850
Georgia-Pacific Corp., 7.250%, 06/01/28	500,000		472,500
Georgia-Pacific Corp., 7.750%, 11/15/29	925,000		906,500
HCA, Inc., 6.250%, 02/15/13	1,940,000		1,881,854
HCA, Inc., 5.750%, 03/15/14	2,500,000		2,339,043
HCA, Inc., 7.050%, 12/01/27	1,600,000		1,459,459
HCA, Inc., 7.580%, 09/15/25	125,000		121,026
Hutchison Whampoa International, Ltd., 5.450%, 11/24/10 (a)	2,225,000	[2]	2,198,356
International Paper Co., 4.000%, 04/01/10	1,000,000		936,030
International Paper Co., 4.250%, 01/15/09	1,000,000		964,646
Kellwood Co., 7.625%, 10/15/17	250,000		233,904
Lennar Corp., 5.600%, 05/31/15	2,740,000		2,603,847
Lowe’s Co., Inc., 6.875%, 02/15/28	500,000		559,480
MacMillan Bloedel Ltd., 7.700%, 02/15/26	1,350,000		1,442,552
Motorola, Inc., 7.625%, 11/15/10	60,000		65,442
Motorola, Inc., 8.000%, 11/01/11	1,075,000		1,203,728
Pemex Project Funding Master Trust, 8.625%, 12/01/23 (a)	950,000		1,116,250
Penney (JC), Co., 7.125%, 11/15/23	33,000		35,459
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)	746,409		731,481
Pulte Home, Inc., 6.000%, 02/15/35	6,240,000		5,432,270
Pulte Homes, Inc., 5.200%, 02/15/15	2,935,000	[2]	2,708,917
Pulte Homes, Inc., 6.375%, 05/15/33	2,490,000		2,261,433
Qantas Airways Ltd., 6.050%, 04/15/16 (a)	11,800,000		11,695,557
Qwest Capital Funding, Inc., 6.500%, 11/15/18	185,000		177,831
Qwest Capital Funding, Inc., 6.875%, 07/15/28	65,000	[2]	62,400
Qwest Capital Funding, Inc., 7.750%, 02/15/31	50,000		50,875
Qwest Communications, Inc., 7.250%, 09/15/25	500,000		512,500
Raytheon Co., 7.000%, 11/01/28	1,500,000		1,660,269
Raytheon Co., 7.200%, 08/15/27	800,000		903,432
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	4,695,000		4,927,478
Schering-Plough Corp., 5.300%, 12/01/13	1,500,000		1,484,060
Teck Cominco Ltd., 7.000%, 09/15/12	1,000,000		1,061,953
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)	250,000		296,685
Time Warner, Inc., 6.625%, 05/15/29	1,810,000		1,778,968
Time Warner, Inc., 6.950%, 01/15/28	845,000		857,055
Time Warner, Inc., 7.625%, 04/15/31	560,000		610,032
Verizon Global Funding Corp., 5.850%, 09/15/35	5,940,000		5,327,847
Watson Pharmaceuticals Inc., 1.750%, 03/15/23	515,000		473,800
Williams Co., Inc., Series A, 7.500%, 01/15/31	1,000,000		1,037,500
Total Industrials			130,598,649
Utilities - 3.9%
Commonwealth Edison, 4.700%, 04/15/15	1,465,000		1,358,594
Commonwealth Edison, 5.875%, 02/01/33	5,000,000		4,755,810
Constellation Energy Group, Inc., 4.550%, 06/15/15	1,675,000		1,523,707
El Paso Corp., 6.750%, 05/15/09	250,000		249,375

Managers Bond Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description		Principal
		Amount		Value
Utilities (continued)
El Paso Corp., 7.000%, 05/15/11		$500,000		$501,875
Empresa Nacional de Electricidad SA, 8.625%, 08/01/15		300,000	[2]	342,155
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27		2,900,000		3,124,837
Enersis SA, Yankee, 7.400%, 12/01/16		225,000		236,795
Methanex Corp., 6.000%, 08/15/15		2,000,000		1,879,528
MidAmerican Energy Holdings, 5.875%, 10/01/12		750,000		756,949
Southern Natural Gas Co., 7.350%, 02/15/31		1,000,000		1,028,632
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)		2,000,000		2,267,178
Transocean, Inc., 7.375%, 04/15/18		500,000		562,817
Total Utility				18,588,252
Total Corporate Bonds (cost $201,286,896)				202,592,978
Foreign Government and Agency Obligations - 5.4%
British Columbia, Province of, 6.000, 06/09/08	CAD	560,000		498,095
European Investment Bank, 0.000%, 03/10/21 [4]	AUD	5,000,000		1,563,475
European Investment Bank, 0.000%, 09/12/08 (a) [4]	BRL	13,323,060		4,362,145
Government of Canada., 2.750%, 12/07/07	CAD	5,260,000		4,413,878
Kommunekredit, 5.000%, 06/07/06	NOK	1,600,000		244,941
Manitoba, Province of, 5.750%, 06/02/08	CAD	3,800,000		3,361,903
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	48,500,000		4,171,310
Mexican Government, 9.000%, 12/20/12	MXN	54,500,000		5,160,640
Mexico Government, 7.500%, 01/14/12		1,250,000		1,350,000
Ontario Province, 5.700%, 12/01/08	CAD	545,000		484,440
Province of Alberta, Series CS, Sinking Fund, 5.930%, 09/16/16	CAD	188,675		173,944
Total Foreign Government and Agency (cost $24,419,472)				25,784,771
U.S. Government and Agency Obligations - 49.4%
Federal Home Loan Mortgage Corporation - 1.2%
FHLMC., 3.220%, 06/20/07	SGD	500,000		307,970
FHLMC, 5.500%, 09/15/11		5,090,000	[2]	5,168,936
FHLMC, Gold, 5.000%, 12/01/31		215,033		204,841
Total Federal Home Loan Mortgage Association				5,681,747
Federal National Mortgage Association - 2.6%
FNMA, 4.000%, 10/01/18		5,472,645		5,130,519
FNMA, 4.000%, 10/01/18		5,204,607		4,879,238
FNMA, 6.000%, 07/01/29		25,784		25,848
FNMA, 2.290%, 02/19/09	SGD	3,800,000		2,265,290
Total Federal National Mortgage Association				12,300,895
U.S. Treasury Notes - 45.6%
USTN, 2.375%, 08/15/06		985,000	[2]	976,420
USTN, 2.500%, 09/30/06		6,000,000	[2]	5,931,798
USTN, 2.750%, 06/30/06		36,750,000	[2]	36,580,619
USTN, 2.750%, 07/31/06		14,785,000	[2]	14,690,864
USTN, 3.000%, 02/15/08		20,000,000	[2]	19,346,100
USTN, 3.250%, 08/15/08		5,000,000	[2]	4,825,000
USTN, 3.375%, 02/28/07		7,080,000	[2]	6,985,971
USTN, 3.500%, 05/31/07		12,255,000	[2]	12,066,861
USTN, 3.500%, 11/15/06		3,400,000		3,371,311
USTN, 3.625%, 04/30/07		45,000,000	[2]	44,416,395
USTN, 4.250%, 10/31/07		41,000,000	[2]	40,625,219
USTN, 4.250%, 11/30/07		11,000,000	[2]	10,894,730
USTN, 4.375%,05/15/07		15,000,000	[2]	14,919,135
Total U.S. Treasury Notes				215,630,423
Total U.S. Government and Agency Obligations (cost $236,117,346)				233,613,065

Managers Bond Fund

March 31, 2006

Schedule of Portfolio Investments (continued) Security Description	Shares	Value
Preferred Stock - 1.3%
Entergy Louisiana, Inc., 4.440%	226	20,792
Entergy New Orleans, Inc., 4.750%	482	18,467
Entergy New Orleans, Inc., 5.560%	$100	$4,009
Newell Financial Trust I, 5.250%	77,375	3,317,453
Travelers Property Casualty Corp., 4.500%	109,275	2,621,507
Union Electric Co., 3.500%	350	25,900
Wisconsin Electric Power Co., 3.600%	3,946	283,372
Total Preferred Stock (cost $6,026,622)		6,291,500
Short-Term Investments - 31.1%[1]
Other Investment Companies- 30.5%
Bank of New York Institutional Cash Reserve Fund, 4.77% [3]	129,902,454	129,902,454
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%	14,266,009	14,266,009
Total Other Investment Companies		144,168,463

	Principal Amount
Other Short-Term Investments - 0.5% [3]
Goldman Sachs Promissory Notes, 4.91%, 07/21/06	$2,503,344	2,503,344
Repurchase Agreement - 0.1% [3]
UBS Securities, LLC, dated 03/31/06, due 04/04/06, 4.20%,total to be received $442,879 (secured by $426,630 U.S. Treasury Notes), at cost	442,879	442,879
Total Short-Term Investments (cost $147,114,686)		147,114,686
Total Investments - 130.0% (cost $614,965,022)		615,397,000
Other Assets, less Liabilities- (30.0)%		(142,181,735)
Net Assets - 100.0%		$473,215,265

Global Bond Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description		Principal Amount		Value
Foreign Government and Agency Obligations - 38.2%
Argentina, Republic of, 2.000%, 09/30/14	ARS	640,000		$214,199
Bank of England Euro Note, 3.000%, 01/27/09	EUR	70,000		83,804
Barclays Financial LLC., 4.140%, 03/23/09 (a)	KRW	307,770,000		316,164
Belgium Government Bond, 3.750%, 03/28/09	EUR	1,200,000		1,468,022
Bundes Immobil, 4.625%, 09/27/12	EUR	525,000		662,983
Bundes Obligation, 3.250%, 04/17/09 (a)	EUR	465,000		560,553
Bundes Obligation, Series 139, 4.000%, 02/16/07	EUR	305,000		372,590
Development Bank of Japan, 1.750%, 06/21/10	JPY	171,000,000		1,482,329
Development Bank of Japan, 2.875%, 12/20/06	JPY	30,000,000		259,899
Duetschland Republic, 4.000%, 01/04/37	EUR	330,000		399,913
European Investment Bank, 0.000%, 03/10/21[4]	AUD	655,000	[2]	204,815
Federal Republic of Brazil, 8.750%, 02/04/25	USD	105,000		120,225
Irish Government, 4.600%, 04/18/16	EUR	970,000		1,254,539
Kingdom of Norway, 5.500%, 05/15/09	NOK	8,545,000		1,375,414
Kingdom Of Spain, 3.100%, 09/20/06	JPY	30,000,000		258,393
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	500,000		43,003
Mexican Government, 9.000%, 12/20/12	MXN	500,000		47,345
Netherlands Government SA, 5.500%, 01/15/28	EUR	445,000		654,454
Ontario Province, 5.700%, 12/01/08	CAD	45,000		40,000
Province of Saskatchewan, 5.750%, 03/05/29	CAD	90,000		88,081
Queensland Treasury Corp., 8.000%, 09/14/07	AUD	560,000		415,024
Republic of Deutschland, Series 02, 5.000%, 01/04/12	EUR	300,000		388,970
Republic of Indonesia, 6.875%, 03/09/17 (a)	USD	105,000	[2]	103,425
Republic of Poland, 1.020%, 06/09/09	JPY	100,000,000		838,488
Republic of South Africa, 5.250%, 05/16/13	EUR	350,000		446,375
Singapore Government, 4.625%, 07/01/10	SGD	1,120,000		728,654
Spain, Government of, 3.600%, 01/31/09	EUR	1,080,000		1,315,213
Swedish Government, 5.250%, 03/15/11	SEK	9,300,000	[2]	1,289,952
U.K. Treasury, 4.250%, 03/07/36	GBP	140,000		249,891
U.K. Treasury, 5.000%, 03/07/12	GBP	365,000		652,671
U.K. Treasury, 6.250%, 11/25/10	GBP	215,000		401,714
United Mexican States, 4.250%, 06/16/15	EUR	250,000		296,602
United Mexican States, Series 6Rg, 6.750%, 06/06/06	JPY	18,000,000		154,629
USTB, 5.000%, 03/07/25	GBP	385,000		734,400
Total Foreign Government and Agency Obligations (cost $18,170,620)				17,922,733
Corporate Bonds - 40.7%
Asset-Backed Security - 3.8%
Daimler Chrysler Auto Trust, Series 2004-B, Class A4, 3.710%, 10/08/09	USD	35,000		34,190
DaimlerChrysler Auto Trust, Class A4, Series 2005-A, 3.740%, 02/08/10	USD	340,000		331,546
Greenwich Capital Commericial Funding Corp., Series 2005-GG5,	USD	385,000		380,834
Class A2, 5.117%, 11/10/37
Honda Auto Receivables Owner Trust, Class A4, Series 2005-1, 3.820%, 05/21/10	USD	330,000		320,370
Honda Auto Receivables Owner Trust, 4.930%, 03/18/11	USD	100,000		99,249
MBNA Credit Card Master Note Trust, 4.300%, 02/15/11	USD	410,000		401,951
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, Class A2, 4.390%, 02/12/39	USD	235,000		234,874
Total Asset-Backed Security				1,803,014
Finance - 23.0%
Barclays Capital Corp., 4.100%, 02/22/10 (a)	THB	8,000,000		192,638
Barclays Capital Corp., 4.160%, 02/22/10 (a)	THB	7,000,000		168,882
Barclays Financial LLC., 4.060%, 09/16/10	KRW	220,000,000		218,868
Barclays Financial LLC., 4.460%, 09/23/10	KRW	110,000,000		111,223
BSkyB Finance PLC, 5.750%, 10/20/17	GBP	210,000		365,443
Cerro Negro Finance Ltd., 7.900%, 12/01/20 (a)	USD	220,000		215,600
CIT Group Inc., 5.500%, 12/01/14	GBP	80,000		139,827
Citibank N.A., 15.000%, 07/02/10 (a)	BRL	900,000		453,452

Global Bond Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description		Principal Amount		Value
Finance (continued)
Couche-Tard US/Finance, 7.500%, 12/15/13	USD	160,000		$164,000
Depfa ACS Bank, 0.750%, 09/22/08	JPY	150,000,000		1,272,195
European Investment Bank, 3.000%, 09/20/06	JPY	11,000,000		94,666
Federal Farm Credit Bank, 3.250%, 06/15/07	USD	600,000		587,020
Ford Motor Credit Co., 5.700%, 01/15/10	USD	165,000		146,425
Goldman Sachs Group, Inc., 3.750%, 02/04/13	EUR	160,000		189,235
Hypothekenbank in Essen AG, 5.250%, 01/22/08	EUR	810,000		1,012,922
Inter-American Development Bank, 1.900%, 07/08/09	JPY	60,000,000		523,445
Japan Bank for International Cooperation, 0.350%, 03/19/08	JPY	18,000,000		152,026
JPMorgan Chase of London, 0.000%, 10/21/10 (a)[4]	IDR	2,680,548,500	[2]	188,149
KfW International Finance, Inc., 1.750%, 03/23/10	JPY	20,000,000		173,413
KfW International Finance, Inc., 2.050%, 09/21/09	JPY	148,000,000		1,296,488
MBNA Europe Funding, PLC, 6.500%, 03/27/07	EUR	50,000		62,484
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13	GBP	120,000		210,974
Muenchener Hypothekenbank eG, 5.000%, 01/16/12	EUR	685,000		884,042
Oesterreichische Kontrollbank AG, 1.800%, 03/22/10	JPY	140,000,000		1,216,197
Petrozuata Finance, Inc., 8.220%, 04/01/17	USD	225,000		221,625
Simon Property Group, L.P., 4.825%, 03/18/10	USD	180,000		175,518
SLM Corp., 6.500%, 06/15/10	NZD	245,000		150,576
Wells Fargo & Co., 5.750%, 07/12/10	AUD	260,000		184,503
Total Finance				10,771,836
Industrials - 11.6%
AGCO Corp., 6.875%, 04/15/14	EUR	70,000		88,223
Albertson’s Inc., 6.625%, 06/01/28	USD	35,000	[2]	28,201
Albertson’s Inc., 7.750%, 06/15/26	USD	40,000		36,058
Albertson’s Inc., 8.000%, 05/01/31	USD	40,000	[2]	37,234
Albertson’s Inc., 8.700%, 05/01/30	USD	5,000		4,877
Albertson’s, Inc., 7.450%, 08/01/29	USD	150,000	[2]	132,458
America Movil SA, 9.000%, 01/15/16	MXN	1,400,000		129,428
America Movil, S.A. de C.V., 4.125%, 03/01/09	USD	135,000		129,771
American Standard, Inc., 7.125%, 06/01/06	EUR	75,000		91,462
American Standard, Inc., 8.250%, 06/01/09	GBP	50,000		93,820
American Stores Co., 8.000%, 06/01/26	USD	25,000		24,220
ASIF Global, 2.380%, 02/26/09 (a)	SGD	500,000		297,775
Avenor Inc., 10.850%, 11/30/14	CAD	165,000		154,535
Bavaria S.A., 8.875%, 11/01/10 (a)	USD	60,000		64,800
Canadian Pacific Railway, Ltd., 4.900%, 06/15/10	CAD	195,000		169,151
Cia Brasileira de Bebida, 8.750%, 09/15/13	USD	70,000		80,500
Comcast Corp., 6.450%, 03/15/37	USD	210,000	[2]	202,062
Corning Inc., 6.750%, 09/15/13	USD	125,000		130,364
DaimlerChrysler N.A. Holdings Corp., 4.875%, 06/15/10	USD	95,000		91,556
Desarrolladora Homex S.A. de C.V., 7.500%, 09/28/15	USD	230,000		223,100
Deutsche Telekom, 5.250%, 05/20/08	EUR	60,000		75,030
Georgia-Pacific Corp., 7.250%, 06/01/28	USD	160,000		151,200
Hanarotelecom, Inc., 7.000%, 02/01/12 (a)	USD	50,000	[2]	49,347
HCA, Inc., 5.500%, 12/01/09	USD	150,000		146,141
Kroger Co., The, 5.500%, 02/01/13	USD	90,000		87,559
LPG International, Inc., 7.250%, 12/20/15 (a)	USD	120,000		118,800
Lucent Technologies, Inc., 6.450%, 03/15/29	USD	115,000		103,788
Molson Coors Capital Finance ULC, 5.000%, 09/22/15	CAD	225,000		187,323
News America Holdings, 8.625%, 02/07/14	AUD	350,000		265,960
Pemex Project Funding Master Trust, 7.875%, 02/01/09	USD	325,000		341,575
Phillips-Van Heusen Corp., 7.250%, 02/15/11	USD	70,000		71,400
Qwest Capital Funding, Inc., 6.500%, 11/15/18	USD	20,000	[2]	19,225
Qwest Capital Funding, Inc., 6.875%, 07/15/28	USD	10,000		9,600
Qwest Capital Funding, Inc., 7.250%, 02/15/11	USD	75,000	[2]	76,031

Global Bond Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited) Security Description		Principal Amount		Value
Industrials (continued)
Qwest Capital Funding, Inc., 7.750%, 02/15/31	USD	20,000		$20,350
Qwest Corp., 7.875%, 09/01/11	USD	75,000		80,063
Rogers Cable, Inc., 5.500%, 03/15/14	USD	110,000		104,225
Rogers Wireless Inc., 7.625%, 12/15/11	CAD	115,000		106,349
Shaw Communications Inc., 6.100%, 11/16/12	CAD	230,000		198,960
Sing Telecommunications, 6.000%, 11/21/11	EUR	50,000		66,482
Smithfield Foods, Inc., 7.000%, 08/01/11	USD	145,000	[2]	144,275
Stena AB, 7.000%, 12/01/16	USD	85,000		79,900
Stena AB, 7.500%, 11/01/13	USD	75,000		74,063
Time Warner, Inc., 6.625%, 05/15/29	USD	250,000		245,714
Vale Overseas Limited., 8.250%, 01/17/34	USD	185,000		212,288
WPP Group, PLC. 6.000%, 06/18/08	EUR	50,000		63,479
Xerox Corp., 6.400%, 03/15/16	USD	140,000		138,950
Total Industrials				5,447,672
Utilities - 2.3%
Dominion Resources, Inc., 5.000%, 03/15/13	USD	450,000		426,149
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	USD	200,000		215,506
Enersis SA, Yankee, 7.400%, 12/01/16	USD	80,000		84,194
MidAmerican Energy Holdings, 6.125%, 04/01/36 (a)	USD	190,000		185,993
Scottish Power, 6.625%, 01/14/10	GBP	90,000		165,243
Total Utilities				1,077,085
Total Corporate Bonds (cost $19,587,997)				19,099,607
U.S. Government and Agency Obligations - 17.4%
U.S. Government Agency Obligations - 14.6%
Federal Farm Credit Bank, 4.125%, 04/15/09	USD	1,650,000	[2]	1,603,821
Federal Farm Credit Banks Funding Corp., 3.375%, 07/15/08	USD	650,000	[2]	626,727
FHLMC Gold Pool, 4.000%, 02/01/20	USD	66,254		61,869
FHLMC Gold Pool, 6.000%, 05/01/18	USD	33,361		33,770
FHLMC Gold Pool, 6.000%, 10/01/20	USD	53,187		53,821
FHLMC Gold Pool, 6.500%, 08/01/35	USD	37,383		38,109
FHLMC Gold Pool, 6.500%, 10/01/35	USD	48,237		49,175
FNMA, 1.750%, 03/26/08	JPY	140,000,000		1,214,032
FNMA, 2.290%, 02/19/09	SGD	400,000		238,452
FNMA, 4.500%, 04/25/16, TBA	USD	220,000		210,306
FNMA, 4.500%, 09/01/35	USD	88,312		81,490
FNMA, 5.000%, 06/01/20	USD	56,107		54,723
FNMA, 5.000%, 07/01/35	USD	198,725		189,235
FNMA, 5.000%, 09/01/35	USD	428,593		408,127
FNMA, 5.000%, 10/01/19	USD	73,562		71,782
FNMA, 5.500%, 06/01/35	USD	346,420		338,245
FNMA, 5.500%, 09/01/35	USD	177,473		173,285
FNMA, 5.500%, 11/01/16	USD	25,380		25,261
FNMA, 5.500%, 11/01/34	USD	67,086		65,580
FNMA, 6.000%, 05/01/35	USD	156,820		156,875
FNMA, 6.000%, 06/01/17	USD	78,606		79,561
FNMA, 6.500%, 07/01/35	USD	39,855		40,665
GNMA, 6.000%, 10/20/35	USD	43,162		43,537
Tennessee Valley Authority, 5.375%, 11/13/08	USD	960,000		966,869
Total U.S Agency				6,825,317
U.S. Treasury - 2.1%
USTB, 4.590%, 04/27/06	USD	215,000		214,355
USTB, 5.375%, 02/15/31	USD	370,000	[2]	389,483
USTN, 5.750%, 08/15/10	USD	370,000	[2]	383,485
Total U.S. Treasury				987,323
Other MBS - 0.7%
Permanent Financing PLC, 5.100%, 06/11/07	EUR	275,000		339,815

		Shares		Value
Total U.S. Government and Agency Obligations (cost $8,305,539)				$8,152,455
Other Investment Companies - 20.5%[1]
Bank of New York Institutional Cash Reserves Fund, 4.77%3		5,496,177		5,496,177
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%		4,098,667		4,098,667
Total Other Investment Companies (cost $9,594,844)				9,594,844
Total Investments - 116.8% (cost $55,659,000)				54,769,639
Other Assets, less Liabilities - (16.8)%				(7,878,480)
Net Assets - 100.0%				$46,891,159

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2006, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Value	$102,423,188	$17,182,547	$(1,149,039)	$16,033,508
Capital Appreciation	82,414,052	10,822,308	(956,569)	9,865,739
Small Company	37,746,463	6,641,679	(407,289)	6,234,390
Special Equity	3,520,157,040	1,003,413,155	(84,266,943)	919,146,212
International Equity	182,267,301	61,535,765	(2,651,349)	58,884,416
Emerging Markets	109,388,432	43,342,950	(1,938,578)	41,404,372
Bond	614,965,022	7,810,868	(7,378,890)	431,978
Global Bond	55,659,000	664,392	(1,553,753)	(889,361)

*	Non-income-producing security
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2006, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Emerging Markets	$3,761,197	2.8%
Bond	34,439,485	7.3%
Global Bond	2,915,578	6.2%

[1]	Yield shown for an investment company represents its March 31, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of March 31, 2006, amounting to:

Fund	Market Value	% of Net Assets
Value	$28,589,003	32.4%
Capital Appreciation	18,837,496	26.1%
Small Company	6,893,510	18.6%
Special Equity	848,515,822	24.1%
International Equity	24,446,408	11.3%
Emerging Markets	15,907,749	11.8%
Bond	140,199,210	29.6%
Global Bond	5,283,355	11.3%

[3]	Collateral received from brokers for securities lending was invested in this short term investment.
[4]	Zero coupon security.
[5]	Affiliated Company

Summary of Transactions with Affiliated Companies - Special Equity
As of March 31, 2006	Purchase	Sales	Dividend	Market
Affiliate	Cost	Cost	Income	Value
Axsys Technologies, Inc.	$—	$1,473,103	$—	$10,154,128
Terayon Communication Systems, Inc.	—	—	—	8,707,140
Totals	—	$1,473,103	—	$18,861,268

Futures Contracts (International Equity):

When the Fund enters into a futures contract, it agrees to buy or sell the contract’s underlying instrument at a future date and agreed upon price. The Fund deposits either cash or securities in an amount equal to a certain percentage of the contract value, (initial margin) with the futures broker. Subsequent payments (variation margin) are made each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the March 31, 2006:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
3-Month Japanese Yen	6	Long	06/09/06	$34,747

Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Open forward foreign currency exchange contracts (in U.S. Dollars) at March 31, 2006, were as follows:

Foreign Currency		Settlement Date	Current Value (Receivable Amount)	Contract Value (Payable Amount)	Unrealized Gain/Loss
International Equity
euro-dollar Contracts	Short	04/03/06	$(261,053)	$(260,549)	$504
euro-dollar Contracts	Short	04/04/06	(689,551)	(689,243)	309
Pound Sterling	Short	04/03/06	(261,776)	(261,914)	(138)
Pound Sterling	Short	04/04/06	(78,906)	(78,570)	336
Pound Sterling	Short	04/05/06	(213,992)	(214,063)	(71)
Swedish Krona	Short	04/05/06	(179,755)	(179,719)	36
euro-dollar Contracts	Long	04/04/06	989,454	996,479	7,025
euro-dollar Contracts	Long	04/05/06	325,439	324,629	(810)
euro-dollar Contracts	Long	04/06/06	492,887	492,783	(104)
Japanese Yen	Long	04/03/06	6,855	6,830	(25)
Japanese Yen	Long	04/03/06	7,445	7,459	14
Japanese Yen	Long	04/04/06	21,925	21,844	(81)
Japanese Yen	Long	04/05/06	159,548	159,564	16
Norwegian Krone	Long	04/05/06	411,276	411,013	(263)

Total			$729,795	$736,543	$6,748

Global Bond
Australian Dollar	Short	05/15/06	$(852,320)	$(826,218)	$26,102
Australian Dollar	Short	05/24/06	(305,100)	(296,827)	8,273
euro-dollar Contracts	Short	04/03/06	(44,978)	(45,321)	(343)
Mexican Peso	Short	04/26/06	(236,172)	(229,282)	6890
New Zealand Dollar	Short	05/15/06	(161,827)	(147,261)	14,566
Mexican Peso	Long	04/26/06	3,799	3,668	(131)
Mexican Peso	Long	04/26/06	115,912	112,807	(3,105)
Mexican Peso	Long	04/26/06	114,445	112,807	(1,638)
euro-dollar Contracts	Long	04/04/06	394,629	393,291	(1,338)
euro-dollar Contracts	Long	04/05/06	688,729	688,473	(256)
Pound Sterling	Long	04/05/06	325,302	325,188	(114)
Japanese Yen	Long	04/05/06	523,828	523,842	14

Total			$566,247	$615,167	$48,920

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
USTB:	United States Treasury Bond
USTN:	United States Treasury Note
GMAC:	General Motors Acceptance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

ARS:	Argentine Peso
AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
CHF:	Swiss Franc
CZK:	Czech Koruna
EUR:	Euro
GBP:	British Pound
HKD:	Hong Kong Dollar
HUF:	Hungarian Forint
IDR:	Indonesian Rupiah
ILS:	Israeli Shekel
JPY:	Japanese Yen
KRW:	South Korean Won
MXN:	Mexican Peso
MYR:	Malaysian Ringgit
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PHP:	Philippine Peso
SEK:	Swedish Krona
SGD:	Singapore Dollar
THB:	Thailand Baht
TRY:	Turkish Lira
TWD:	Taiwan Dollar
ZAR:	South African Rand

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	May 23, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	May 23, 2006